T. ROWE PRICE Blue Chip Growth Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION SERVICES  14.0%
Entertainment  2.5%
Netflix (1) 1,440,101 1,726,566
1,726,566
Interactive Media & Services  10.6%
Alphabet, Class A  2,811,347 683,439
Alphabet, Class C  10,694,943 2,604,753
Meta Platforms, Class A  5,540,622 4,068,922
7,357,114
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  2,590,816 620,189
620,189
Total Communication Services 9,703,869
CONSUMER DISCRETIONARY  15.6%
Automobiles  3.1%
Tesla (1) 4,774,373 2,123,259
2,123,259
Broadline Retail  6.6%
Amazon.com (1) 19,423,107 4,264,731
Sea, ADR (1) 1,873,338 334,822
4,599,553
Hotels, Restaurants & Leisure  1.9%
Booking Holdings  117,961 636,903
Chipotle Mexican Grill (1) 7,927,512 310,679
DoorDash, Class A (1) 1,367,604 371,975
1,319,557
Specialty Retail  4.0%
Carvana (1) 5,899,059 2,225,361
Ross Stores  1,656,263 252,398
TJX  2,109,513 304,909
2,782,668
Total Consumer Discretionary 10,825,037
CONSUMER STAPLES  0.7%
Food Products  0.2%
Mondelez International, Class A  2,047,289 127,894
127,894

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.5%
Colgate-Palmolive  2,341,193 187,155
Procter & Gamble  1,022,506 157,108
344,263
Total Consumer Staples 472,157
FINANCIALS  7.6%
Capital Markets  1.3%
Charles Schwab  1,986,542 189,655
Goldman Sachs Group  321,041 255,661
Morgan Stanley  1,685,891 267,989
S&P Global  404,216 196,736
910,041
Financial Services  5.2%
Adyen (EUR) (1) 77,403 124,547
Mastercard, Class A  2,723,248 1,549,011
Visa, Class A  5,744,314 1,960,994
3,634,552
Insurance  1.1%
Chubb  1,991,682 562,152
Marsh & McLennan  1,097,456 221,171
783,323
Total Financials 5,327,916
HEALTH CARE  5.5%
Health Care Equipment & Supplies  1.6%
Intuitive Surgical (1) 1,790,329 800,689
Stryker  810,595 299,652
1,100,341
Health Care Providers & Services  0.7%
UnitedHealth Group  1,426,141 492,446
492,446
Life Sciences Tools & Services  1.0%
Danaher  1,672,037 331,498
Thermo Fisher Scientific  701,839 340,406
671,904
Pharmaceuticals  2.2%
Eli Lilly  2,013,850 1,536,567
1,536,567
Total Health Care 3,801,258

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  3.5%
Aerospace & Defense  2.0%
General Electric  4,092,676 1,231,159
TransDigm Group  122,168 161,020
1,392,179
Commercial Services & Supplies  0.3%
Cintas  710,208 145,777
Veralto  406,618 43,350
189,127
Electrical Equipment  0.6%
GE Vernova  703,914 432,837
432,837
Ground Transportation  0.2%
Old Dominion Freight Line  891,723 125,537
125,537
Industrial Conglomerates  0.4%
Roper Technologies  558,599 278,568
278,568
Total Industrials & Business Services 2,418,248
INFORMATION TECHNOLOGY  50.0%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  1,428,578 313,616
313,616
IT Services  0.9%
Shopify, Class A (1) 4,129,419 613,673
613,673
Semiconductors & Semiconductor Equipment  22.0%
ASML Holding  533,351 516,332
Broadcom  9,980,354 3,292,619
Monolithic Power Systems  354,340 326,219
NVIDIA  56,810,085 10,599,626
Taiwan Semiconductor Manufacturing, ADR  1,363,837 380,906
Texas Instruments  871,360 160,095
15,275,797
Software  17.8%
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)
(2)(3) 58,155 95,731
Crowdstrike Holdings, Class A (1) 512,235 251,190
Datadog, Class A (1) 738,235 105,125

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(3) 1,131,497 28,853
Microsoft  17,734,360 9,185,512
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $22,226 (1)(2)
(3)(4) 22,225,610 35,088
Oracle  3,494,900 982,906
Palantir Technologies, Class A (1) 1,014,934 185,144
ServiceNow (1) 1,253,737 1,153,789
Synopsys (1) 707,958 349,299
12,372,637
Technology Hardware, Storage & Peripherals  8.8%
Apple  24,084,800 6,132,713
6,132,713
Total Information Technology 34,708,436
MATERIALS  0.7%
Chemicals  0.7%
Linde  476,856 226,506
Sherwin-Williams  658,432 227,989
Total Materials 454,495
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  1,134,646 373,378
Total Utilities 373,378
Total Common Stocks (Cost $17,313,230) 68,084,794
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(3) 3,669 6,040
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(3) 410 675
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(3) 45 74
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(2)(3) 8 13
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(3) 525,810 78,871
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $93,418 (1)(2)(3) 1,271,268 190,690
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,421 (1)
(2)(3) 141,790 21,269

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(2)
(3) 1,525,418 38,898
Total Information Technology 336,530
Total Convertible Preferred Stocks (Cost $188,336) 336,530
CORPORATE BONDS  0.2%
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (5)(6) 56,010,925 58,601
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (5)(6) 76,567,702 86,713
Total Corporate Bonds (Cost $120,845) 145,314
EQUITY FUNDS  0.9%
Total Miscellaneous Equity Funds  0.9% (7) 641,935
Total Equity Funds (Cost $640,516) 641,935
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.16% (8)(9) 175,569,506 175,570
Total Short-Term Investments (Cost $175,570) 175,570
Total Investments in Securities  100.0%
(Cost $18,438,497) $ 69,384,143
Other Assets Less Liabilities 0.0% 12,819
Net Assets 100.0% $ 69,396,962
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $496,202 and represents 0.7% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Blue Chip Growth Fund

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(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $145,314 and represents 0.2% of net assets.
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
(9) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 13,802++
Totals $ —# $ — $ 13,802+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 339,765  ¤  ¤ $ 175,570
Total $ 175,570^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13,802 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $175,570.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip
Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Blue Chip Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F93-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 145,314 $ — $ 145,314
Common Stocks 67,800,575 124,547 159,672 68,084,794
Convertible Preferred Stocks — — 336,530 336,530
Equity Funds 641,935 — — 641,935
Short-Term Investments 175,570 — — 175,570
Total $ 68,618,080 $ 269,861 $ 496,202 $ 69,384,143